COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating lease agreements
Minimum lease payment
Years ending March 31,
2019	$1,904,999
2020	1,513,330
2021	705,574

Total	$4,123,903